Other Expenses - Schedule of Other Expenses (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2023 MYR (RM)
Other Expenses [Abstract]
Loss on foreign exchange, net	RM 478,904	$ 113,797
Others			5
Other expenses	RM 478,904	$ 113,797	RM 5